LEASES - Total lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance lease cost:
Depreciation	¥ 165,262	¥ 199,926	¥ 224,140
Interest expenses	93,264	90,679	104,088
Operating lease cost	870,196	749,800	691,197
Total lease cost	¥ 1,128,722	¥ 1,040,405	¥ 1,019,425